Stock Based Compensation - Options Granted to Nonemployees (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Nonemployee Stock Option
Stock Based Compensation
Granted (in shares)	0	0	0	0	0